Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Average Annual Return, Percent			9.57%	7.65%		8.56%
VALUE LINE ASSET ALLOCATION FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.06%	6.05%		7.39%
VALUE LINE ASSET ALLOCATION FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.27%	5.87%		6.78%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent			9.85%	7.92%	9.34%
Performance Inception Date		Nov. 01, 2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	14.05%	13.10%
60/40 S&P 500® Index/ Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.04%	8.67%	9.06%	8.52%

[1]	Institutional Class inception date.
[2]	This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.